ASHPORT MUTUAL FUNDS
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                                                FINANCIAL STATEMENTS (UNAUDITED)

                                                                    MAY 31, 2002

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C O N T E N T S
                                                                            Page
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STATEMENTS OF ASSETS AND LIABILITIES                                           1

STATEMENTS OF OPERATIONS                                                       2

NOTES TO FINANCIAL STATEMENTS                                              3 - 5

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ASHPORT MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
As of MAY 31, 2002
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                       STATEMENTS OF ASSETS & LIABILITIES

                                AS OF : 05/31/02

                                              ASHPORT         ASHPORT         ASHPORT
                                              LARGE           SMALL/MID       FIXED
                                              CAP FUND        CAP FUND -      INCOME
                                              -US             US              FUND -US
ASSETS:

     Cash                                         8,732.64        1,804.30       14,921.51
     Investments                                 21,461.99       35,035.84       17,280.90
     Rec For Reimbursement See Note 2             4,214.04        4,179.96        4,089.24

                                              ============    ============    ============
TOTAL ASSETS                                     34,408.67       41,020.10       37,153.52
                                              ============    ============    ============

LIABILITIES:

          Exp Pay - Printing                      1,108.40        1,108.40        1,108.40
          Exp Pay-Income Mngmt Fee                  176.43          187.16           72.58
          Ex Pay-Fund Acct & Admin                   35.99           37.84           36.29
          Exp Pay-12b1 Class A                       33.85           36.59           35.06
          Exp Pay - Legal                         1,108.40        1,108.40        1,108.40
          Exp Pay - Audit                         2,216.80        2,216.80        2,216.80

                                              ============    ============    ============
TOTAL LIABILITIES                                 4,679.87        4,695.19        4,577.53
                                              ============    ============    ============

                                              ============    ============    ============
TOTAL NET ASSET VALUE                            29,728.80       36,324.92       32,575.99
                                              ============    ============    ============
NET ASSETS CONSIST OF:

       Paid-In-Capital                           33,333.33       33,333.34       33,333.33
       Current Period Income                       -370.77         -450.84          768.01
       Realized Gain/Loss on Investments         -1,087.60            5.55       -2,456.25
       Unrealized Gain/Loss on Investments       -2,146.16        3,436.87          930.90

                                              ============    ============    ============
TOTAL NET ASSET VALUE                            29,728.80       36,324.92       32,575.99
                                              ============    ============    ============

                                              ============    ============    ============
TOTAL NET ASSET VALUE PER SHARE               $       8.92    $      10.90    $       9.77
                                              ============    ============    ============

                                              ============    ============    ============
OFFERING PRICE PER SHARE                      $       9.36    $      11.44    $      10.26
                                              ============    ============    ============

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the period ending MAY 31, 2002
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                            STATEMENTS OF OPERATIONS
                                AS OF : 05/31/02

CURRENT PERIOD STARTED: 12/01/01
CURRENT FISCAL YEAR BEGAN: 12/01/01

                                              ASHPORT         ASHPORT         ASHPORT
                                              LARGE           SMALL/MID       FIXED
                                              CAP FUND        CAP FUND -      INCOME
                                              -US             US              FUND -US

Income:
     Interest Income                          $         --    $         --    $   1,109.54
     Dividend Income                                 96.47           64.39          146.76

                                              ============    ============    ============
TOTAL INCOME                                         96.47           64.39        1,256.30
                                              ============    ============    ============

EXPENSES:

     Exp - Inc Management Fee                       176.43          187.16           72.58
     Exp - Fund Acct & Admnin                        35.99           37.84           36.29
     Exp - Printing                               1,108.40        1,108.40        1,108.40
     Exp- Legal                                   1,108.40        1,108.40        1,108.40
     Exp - Audit                                  2,216.80        2,216.80        2,216.80
     Exp -Reimbursement See Note 2               -4,180.19       -4,143.37       -4,054.18
     Exp. Foriegn Tax                                 1.41            0.00            0.00

                                              ============    ============    ============
TOTAL EXPENSES                                      467.24          515.23          488.29
                                              ============    ============    ============

     Net Investment Income                         -370.77         -450.84    $     768.01
     Realized Gain/Loss on Investments           -1,087.60            5.55       -2,456.25
     Unrealized Gain/Loss on Investments         -2,146.16        3,436.87          930.90

                                              ============    ============    ============
Net Income/Decrease in Net Assets                -3,604.53        2,991.58         -757.34
                                              ============    ============    ============

                             See accompanying notes.

ASHPORT MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
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NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
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          ORGANIZATION AND RELATED MATTERS

          Ashport Mutual Funds (the "Trust") is a Massachusetts business trust consisting of three separate series' ("the Portfolios"): (1) Ashport Large Cap Fund (2) Ashport Small/Mid Cap Fund, and (3) Ashport Fixed Income Fund. Each of the Portfolios operate as an independent mutual fund, issuing and redeeming shares for capital activity and investing in varying types of financial instruments based on the investment objectives of each Portfolio.

          The Trust was formed in Massachusetts on May 24, 2001, with the only investment to date consisting of initial capitalization in the Trust of $100,000 by the Trust's investment advisor and administrator, StateTrust Capital, LLC, a registered investment advisor and issuance of shares of the Portfolios in equal amounts to the Trust.

          The Portfolios are registered with the Securities and Exchange Commission under Section 8(a) of the Investment Company Act of 1940 and under the Securities Act of 1933, as open-end management investment companies.

          INCOME TAXES OF THE PORTFOLIOS

          The Trustees of the Portfolios anticipate making elections to be taxed as Registered Investment Companies (RIC). However, the Trustees anticipate that adherence to applicable Internal Revenue Service rules will enable the Portfolios to be taxed under sub-chapter "M" of the Internal Revenue Code of 1986 (Code). As such, the Portfolios would not be subject to federal income tax on taxable income provided the Portfolios meet the minimum distribution and diversification requirements of the Code.

          USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

                             See accompanying notes.

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NOTE 2.   RELATED PARTIES
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          StateTrust  Capital,  LLC (a registered  investment  advisor) has been appointed to serve as the investment advisor, administrator and transfer agent for all of the Portfolios. Additionally, StateTrust Investments, Inc., a registered broker-dealer, has been engaged to be the distributor of the Portfolios' shares. Both of these entities are related to the Trust and Portfolios by virtue of common management. Each Portfolio is responsible for its own direct expenses; however, the investment advisor/administrator has agreed to absorb all start-up and organizational costs of the Portfolios. The total organizational costs absorbed by the investment advisor were $20,000 (estimated).

          INVESTMENT ADVISORY AGREEMENT

          StateTrust  Capital,  LLC will earn investment  advisory fees, payable
          monthly,   for  performing   investment  advisory  services  for  each
          Portfolio and each class of shares of the Portfolios as follows:

             Ashport Large Cap Fund       -    1.25% of average daily net assets
             Ashport Small/Mid Cap Fund   -    1.25% of average daily net assets
             Ashport Fixed Income Fund    -    0.50% of average daily net assets

          ADMINISTRATION AGREEMENT

          Each Portfolio pays StateTrust Capital, LLC 0.25% of the average daily net assets, on a monthly basis. Additionally StateTrust Capital, LLC has agreed to incur all expenses in excess of 3.5% of the average daily net asset value for each portfolio on a daily basis.

          TRANSFER AGENT AGREEMENT

          StateTrust Capital, LLC serves as the Portfolio's transfer agent for no additional cost.

          DISTRIBUTION AGREEMENT

          StateTrust Investment, Inc. serves as the Portfolio's capital share distributor for each class of each Portfolio's common shares, and will earn both sales fees and 12b-1 fees. All "Class A" shares for each Portfolio are subject to a sales charge ranging from 2.25% - 4.75% depending on the amount of purchase, and all "Class C" shares of each Portfolio are subject to a sales charge of 1.00%. Additionally, all "Class A" shares and "Class C" shares for each Portfolio will be charged a 12b-1 distribution fee of .25% and 1.00% of the average daily net assets, respectively.

          DIRECTORS FEES

          Each Director of the Trust and Portfolios who are not related to the investment advisor is paid $500 for each regularly scheduled meeting, and these costs are incurred by the respective Portfolios.

                             See accompanying notes.